Stock-Based Compensation - Summary of Stock Option Activity under Equity Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares :
Options outstanding (in shares)	156,681	7,648,128	7,648,128
Granted (in shares)	440,673		0
Forfeited (in shares)		(82,626)	0
Expired (in shares)		(7,408,821)
Options outstanding (in shares)	597,354	156,681	7,648,128
Options exercisable (in shares)	156,681
Options vested and expected to vest (in shares)	597,354
Weighted Average Exercise Price
Options outstanding (in USD per share)	$ 6.21	$ 0.39	$ 0.39
Granted (in USD per share)	5.74
Forfeited (in USD per share)		7.18
Expired (in USD per share)		0.19
Options outstanding (in USD per share)	5.86	$ 6.21	$ 0.39
Options exercisable (in USD per share)	6.21
Options vested and expected to vest (in USD per share)	$ 5.86
Weighted Average Remaining Contractual Life (Years)
Options outstanding	7 years 3 months 18 days
Options exercisable	1 year 4 months 9 days
Options vested and expected to vest	7 years 3 months 18 days
Aggregate Intrinsic Value
Options outstanding	$ 10,133
Options exercisable	2,603
Options vested and expected to vest	$ 10,133
As Originally Reported
Shares :
Options outstanding (in shares)			2,603,333
Weighted Average Exercise Price
Options outstanding (in USD per share)			$ 1.13
Retrospective Application of the Recapitalization
Shares :
Options outstanding (in shares)			5,044,795